Trade payables and other current liabilities	9 Months Ended
Sep. 30, 2020
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payable and other current liabilities as of September 30, 2020 and December 31, 2019 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade accounts payable	45,804	52,062
Down payments from clients	473	565
Liberty (Note 16)	-	41,032
Other accounts payable	29,830	34,403
Total	76,107	128,062

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.